BONDS PAYABLE - Additional Information (Details) ¥ in Thousands, $ in Thousands					12 Months Ended
	Aug. 04, 2020 USD ($)	Aug. 12, 2019 USD ($)	Apr. 16, 2019 USD ($)	Apr. 15, 2019 CNY (¥)	Dec. 31, 2019 CNY (¥)	Apr. 15, 2019 USD ($)
Debt Instrument
Loss on debt extinguishment | ¥					¥ 18,895
Bonds 7% Due 2020
Debt Instrument
Principal amount repurchased		$ 18,000	$ 150,839
Total aggregate principal amount repurchased (as a percent)			50.28%
Outstanding principal amount		$ 131,161
Principal amount repaid	$ (131,161)
Bonds 7.875%, Due 2021
Debt Instrument
Debt instrument, face amount						$ 300,000
Interest rate (as a percent)						7.875%
Proceeds from issuance of bonds, net | ¥				¥ 1,976,474